Registration No. 333-105438

811-04633

As Filed with the Securities and Exchange Commission on April 23, 2004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No.__1__ [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No.__2__ [ X ]

Sun Life (N.Y.) Variable Account D

Registrant

Sun Life Insurance and Annuity Company of New York

Depositor

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Depositor's Address

1-866-702-6998

Depositor's Telephone Number

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ] on April 30, 2004 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on May 1, 2004 pursuant to paragraph (a)(1) of Rule 485.

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Sun Life Insurance and Annuity Company of New York Service Office: One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (866) 702-6998	SUN LIFE LOGO
Futurity Protector II Variable Universal Life Insurance
Sun Life (N.Y.) Variable Account D
A Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy

This prospectus describes a combination fixed and variable universal life insurance policy (the "Policy") issued by Sun Life Insurance and Annuity Company of New York ("we" or "us"), a member of the Sun Life Financial group of companies, through Sun Life (N.Y.) Variable Account D, one of our separate accounts. The Policy is being offered as an individual policy. The Policy allows "you," the policyowner, within certain limits, to:

- - - -

choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among the available Investment Options and transfer Account Value among available Investment Options as your investment objectives change; and

access the Policy's Account Value through loans, partial withdrawals or total surrenders.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Prospectus

April 30, 2004

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the Funds. We have not authorized anyone to provide you with information that is different.

Risk/Benefit Summary of Policy

Right of Return Period You may return the Policy and receive a refund within 10 days from the date of receipt of the Policy. Premium Payments
- - -

Generally, you must make a minimum Initial Premium payment equal to two Minimum Monthly Premiums. The minimum Initial Premium is shown in the illustration for the Policy and is shown in the Policy.

You choose the amount and timing of subsequent premium payments, within certain limits.

You may allocate your net premium payments among the Policy's available Investment Options.

Account Value
Account Value is the sum of the amounts in each Sub-Account and the Fixed Account Option with respect to the Policy.
The Policy's Account Value will reflect-
- - - -

the premiums you pay;

the investment performance of the Sub-Accounts you select, and/or the interest credited to the Fixed Account Option;

any loans or partial withdrawals;

the charges we deduct under the Policy.

Accessing the Policy's Account Value
- - -

You may borrow from us using your Account Value as collateral.

You may surrender the Policy for its Cash Surrender Value. Cash Surrender Value is Account Value minus any surrender charges and the amount of any Policy Debt. The surrender charge period ends 12 years after you purchase the Policy or increase the Specified Face Amount of the Policy.

You may make a partial withdrawal of some of the Policy's Cash Surrender Value after the Policy has been in force for one year. A partial withdrawal will cause a decrease in the Specified Face Amount and any Supplemental Insurance Amount of the Policy if your death benefit option is Option A. Reducing the Cash Surrender Value with a partial withdrawal may increase the risk of Policy lapse.

Death Benefit

If the Policy is in force at the time we receive due proof of the Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect, plus any supplemental benefits added to the Policy, less Policy Debt and any overdue monthly deductions.

Specified Face Amount ("SFA") is the minimum amount of life insurance in the Policy. Supplemental Insurance Amount ("SIA") is the amount of supplemental life insurance you elect.

SIA has separate charges associated with it. At this time, those charges are lower than SFA charges for the same coverage. If SIA is combined with SFA, the same amount of premium paid for the combined coverage as compared to all SFA coverage will generate faster cash value accumulation within the Policy.

At issue, the SFA may have a no-lapse guarantee period as long as 20 years. SIA's no-lapse guarantee period is limited to five years. Also, SIA will terminate at the policy anniversary on which the Insured is Attained Age 100. SFA will continue beyond the policy anniversary Insured is Attained Age 100 provided there is cash value in the Policy on that date.

-	You have a choice of two death benefit options-
-	the SFA plus any SIA; or

-	the sum of the SFA, any SIA and the Account Value of the Policy.
- -	For each option, the death benefit may be greater if necessary to satisfy federal tax laws. After the first Policy Year, you may
- - - -	change your death benefit option; add a SIA, if not elected at issue; decrease the SIA; or increase the SFA and any SIA.
-	After the fourth Policy Year, you may decrease the SFA to a level not less than the minimum specified in the Policy.
The Variable Account
- - - - -

We have established a variable separate account to fund the variable benefits under the Policy.

The assets of the variable separate account are free from our general creditor's claims.

The variable separate account is divided into Sub-Accounts.

Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

When you choose Sub-Accounts in the variable separate account, your benefits will fluctuate based on certain economic conditions. These conditions include, but are not limited to

- - - -	inflationary forces, changes in rates of return available from different types of investments, changes in employment rates and the presence of international conflict.
- - -

With such Sub-Accounts, you assume all investment risk.

A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

It is unsuitable to purchase a life insurance policy as a short-term savings vehicle because investment risk is best borne over a number of years. Surrender charges may also be imposed if surrender occurs in the early Policy Years.

Investment Options
- - -

You may allocate your net premium payments among the Sub-Accounts and the Fixed Account Option.

You may transfer amounts from one Sub-Account to another or to the Fixed Account Option, subject to any limits that we or the Funds may impose. We will notify you in writing of any such limitations.

You may transfer amounts from the Fixed Account Option, subject to our transfer rules in effect at time of transfer.

What If Charges and Deductions Exceed Cash Surrender Value?
- - - -

Unless the No-Lapse Guarantee applies, the Policy will terminate if the Cash Surrender Value at the beginning of any Policy Month is less than the charges and deductions then due.

We will send you notice and allow you a 61 day Grace Period.

If, within the Grace Period, you do not make a premium payment sufficient to cover all charges and deductions due, the Policy will terminate at the end of the Grace Period.

If the Policy terminates, all coverage ceases and no benefits are payable.

No-Lapse Guarantee

The Policy will not terminate during the No-Lapse Guarantee Period if the premiums paid less partial withdrawals less Policy Debt exceed the sum of Minimum Monthly Premiums from the Policy Date to the Valuation Date. The No-Lapse Guarantee Period is based on the Insured's age. For the SFA, the No-Lapse Guarantee Period may exceed 20 years. For the SIA, the No-Lapse Guarantee Period may not exceed five years.

Reinstatement

If the Policy terminates due to insufficient value, we will reinstate it within three years at your request, subject to certain conditions.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have tax consequences that you should consider. You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits, loans and surrenders.

Supplemental Benefits
-	You may supplement the Policy with the following riders where available-
- - - -	accelerated benefits accidental death benefit waiver of monthly deductions payment of stipulated amount
-	We will deduct the cost, if any, of the rider(s) from the Policy's Account Value on a monthly basis.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy or transfer amounts between Investment Options.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium	Upon premium receipt	Guaranteed: Current:	7.25% 5.25%
Surrender Charge[1] Minimum and Maximum Charge	Upon policy surrender before the thirteenth Policy Year and upon surrender of a Policy increase before twelve years have elapsed from the increase effective date	(Per $1000 of SFA)
$0.47/$40.00[2]
Representative Owner Charge[3] (For a male, non-tobacco, issue age 45, policy year 1.)		$11.00
Transfer Fee	Upon transfers in excess of 12 in a Policy Year	Guaranteed: Current:	$15.00 $0.00

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance for SFA[4] Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of SFA Net Amount at Risk)
		Guaranteed: Current:	$1.01/$1000.00[6] $0.42/$308.73[5]

     Representative Owner Charge[7]

     (For the guaranteed charge, the       Representative Owner is a male,       non-tobacco, current age 45. For       the current charge, the       Representative Owner is male,       preferred, non-tobacco, issue age       45, policy year 1.)

		Guaranteed: Current:	$3.32 $1.45
Cost of Insurance for SIA[8] Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of SIA Net Amount at Risk)
		Guaranteed: Current:	$1.01/$1000.00[9] $0.42/$314.61[10]

     Representative Owner Charge[11]

     (For the guaranteed charge, the      Representative Owner is a male,      current age 45. For the current      charge, the Representative Owner      is a male, preferred, non-tobacco,      issue age 45, policy year 1.)

		Guaranteed: Current:	$3.32 $0.83
Mortality and Expense Risk Charge[12]	At the beginning of a Policy Month	(On the assets allocated to the Sub-Accounts)
		Monthly Percentage for Policy Years 1-10: Monthly Percentage for Policy Years 11+:	0.05% 0.0083%
Monthly Expense Charge[13] Minimum and Maximum Charge	At the beginning of a Policy Month

$96.00 per year in all years plus

(Per $1000 of SFA)

$0.12/$6.24 for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following the increase in the SFA[14]

(Per $1000 of SIA)

		Guaranteed: Current:	0.12/$6.24 for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following the increase in the SFA[15] $0.00
Representative Owner Charge[16] (For a male, non-tobacco, issue age 45.)

$96.00 per year in all years plus

(Per $1000 of SFA)

$0.96 per $1000 of Specified Face Amount for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following the increase in the SFA

(Per $1000 of SIA)

		Guaranteed: Current:	$0.96 per $1000 of Specified Face Amount for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following the increase in the SFA $0.00
Loan Interest	At the end of each Policy Year	Policy Years 1-15: Policy Years 16+:	4.0% 3.5%

The next table describes the charges you will pay periodically during the time you own any riders attached to the Policy.
OPTIONAL CHARGES
Charge	When Charge is Deducted	Amount Deducted
Accidental Death Benefit Rider Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Accidental Death Benefit)
$0.72/$1.56[17]
Representative Owner Charge (For issue age 45.)		$0.72[18]
Waiver of Monthly Deductions Rider Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Net Amount at Risk)
$0.14/$2.22[19]
Representative Owner Charge[20] (For issue age 45.)		$0.84
Payment of Stipulated Amount Rider Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $100 of Stipulated Amount21)
$1.66/$9.50[22]
Representative Owner Charge[23] (For a male, issue age 45, benefit payable to age 70.)		$5.51

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.
TOTAL ANNUAL FUND OPERATING EXPENSES	Minimum	Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.38%	5.47%

1The surrender charge varies based on the SFA, the length of time the Policy has been in force, the Insured's age, sex and rating class. The surrender charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular surrender charge that would apply to you from your sales representative.

2The first number is the minimum surrender charge possible under the Policy. The $0.47 represents the charge for an Insured female, non-tobacco, issue age 20, policy year 12. The second number is the maximum surrender charge possible under the Policy. The $40.00 represents the charge for an Insured male, tobacco, issue age 85, policy year 1.

3A Representative Owner is a male, non-tobacco, issue age 45, policy year 1. It is assumed the Owner and the Insured are the same person.

4The current cost of insurance charges vary based on the length of time the Policy has been in force and the Insured's issue age, sex and rating class. The guaranteed cost of insurance charges vary based on the Insured's attained age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

5The first number is the guaranteed annual minimum cost of insurance charge possible under the Policy. The $1.01 represents the charge for an Insured female, non-tobacco, issue age 20. The second number is the guaranteed annual maximum cost of insurance charge possible under the Policy. The $1000.00 represents the charge for an Insured male, tobacco, current age 99.

6The first number is the current annual minimum cost of insurance charge possible under the Policy. The $0.42 represents the charge for an Insured female, preferred, non-tobacco, issue age 20, policy year 20. The second number is the current annual maximum cost of insurance charge possible under the Policy. The $308.73 represents the charge for an Insured male, standard, tobacco, issue age 84, policy year 16.

7For the current annual cost of insurance charge calculation, a Representative Owner is a male, preferred, non-tobacco, issue age 45, policy year 1. For the guaranteed annual cost of insurance charge calculation, a Representative Owner is a male, non-tobacco, current age 45. It is assumed the Owner and the Insured are the same person.

8The current cost of insurance charges vary based on the length of time the SIA has been in force and the Insured's sex, issue age and rating class. The guaranteed cost of insurance charges vary based on the Insured's attained age and sex. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your sales representative.

9The first number is the guaranteed annual minimum cost of insurance charge for the SIA. The $1.01 represents the charge for an Insured female, non-tobacco, current age 20. The second number is the guaranteed annual maximum cost of insurance charge for the SIA. The $1000.00 represents the charge for an Insured male, tobacco, current age 99.

10The first number is the current annual minimum cost of insurance charge for the SIA. The $0.42 represents the charge for an Insured female, preferred, non-tobacco, issue age 20, policy year 20. The second number is the current annual maximum cost of insurance charge for the SIA. The $314.61 represents the charge for an Insured male, standard, tobacco, issue age 84, policy year 16.

11A Representative Owner is a male, preferred, non-tobacco, issue age 45, policy year 1. It is assumed the Owner and the Insured are the same person.

12The monthly percentage rate is shown in the table. The annual percentage for policy years 1-10 is 0.60%. The annual percentage for policy years 11+ is 0.10%.

13The monthly expense charge based on $1000 of SFA and $1000 of SIA varies based on individual characteristics, specifically the Insured's age, sex and rating class. The monthly expense charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular monthly expense charge that would apply to you from your sales representative.

14The first number is the minimum monthly expense charge per $1000 of SFA possible under the Policy. The $0.12 represents the annual charge for an Insured female, non-tobacco, issue age 20. The second number is the maximum monthly expense charge per $1000 of SFA. The $6.24 represents the annual charge for an Insured male, tobacco, issue age 85.

15Currently, there is no per $1000 of SIA monthly expense charge imposed. Should a charge be imposed in the future, the minimum and maximum monthly expense charges per $1000 of SIA possible are shown. The $0.12 represents the annual charge for an Insured female, non-tobacco, issue age 20. The second number is the maximum monthly expense charge per $1000 of SIA. The $6.24 represents the annual charge for an Insured male, tobacco, issue age 85.

16A Representative Owner is a male, non-tobacco, issue age 45. It is assumed the Owner and the Insured are the same person.

17The first number is the minimum annual charge for the rider. The $0.72 represents the charge for an Insured, issue age 20. The second number is the maximum annual charge for the rider. The $1.56 represents the charge for an Insured, issue age 65. Charges vary by issue age only. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your sales representative.

18A Representative Owner is issue age 45. It is assumed the Owner and the Insured are the same person.

19The first number is the minimum annual charge for the rider. The $0.14 represents the charge for an Insured, issue age 20. The second number is the maximum annual charge for the rider. The $2.22 represents the charge for an Insured, issue age 55. Charges vary by issue age only. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your sales representative.

20A Representative Owner is issue age 45. It is assumed the Owner and the Insured are the same person.

21To increase the variety of Stipulated Amounts electable, the charge imposed is per $100 of Stipulated Amount.

22The first number is the minimum annual charge for the rider. The $1.66 represents the charge for an Insured male, issue age 20, benefit payable to age 65. The second number is the maximum annual charge for the rider. The $9.50 represents the charge for an Insured male, issue age 55, benefit payable to age 70. Charges vary based on individual characteristics, specifically the Insured's age, sex and duration of payment option. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your sales representative.

23A Representative Owner is an Insured male, issue age 45, benefit payable to age 70. It is assumed the Owner and the Insured are the same person.

Sun Life Insurance and Annuity Company of New York

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. Our Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017. Our service and executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We are an indirect, wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

Effective December 31, 2002, Keyport Benefit Life Insurance Company ("Keyport Benefit") merged with and into the Company, with the Company as the surviving entity. Keyport Benefit was an affiliate of the Company. Keyport Benefit was a stock life insurance company organized under the laws of the State of New York in 1987. Keyport Benefit was acquired by Sun Life Financial in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts.

The Variable Account

We established Variable Account D on April 24, 2003, pursuant to a resolution of our Board of Directors. The Variable Account may be used to fund benefits payable under life insurance policies issued by us. We, the Company, are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.

The Funds

The Policy offers a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to us at our Service Office, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

The Funds currently available are:

AIM Variable Insurance Funds (advised by AIM Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund seeks growth of capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. Growth Fund seeks to achieve growth of capital primarily by investing in seasoned and better-capitalized companies considered to have strong earnings momentum.

     AIM V.I. Core Equity Fund seeks to provide growth of capital by investing in securities of companies that have the potential for long-term, above-average growth in earnings.

     AIM V.I. International Growth Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. Premier Equity Fund seeks long-term growth of capital with a secondary objective of current income.

AllianceBernstein Variable Products Series Fund, Inc. (advised by Alliance Capital Management L.P.)

     AllianceBernstein VP Growth and Income Portfolio seeks to provide reasonable current income and reasonable opportunities for appreciation by investing primarily in dividend-paying common stocks of good quality.

     AllianceBernstein VP Technology Portfolio seeks growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio normally invests at least 80% of its net assets in securities that use technology extensively in the development of new or improved products or processes.

Fidelity Variable Insurance Products Funds (advised by Fidelity Management & Research Company. Fidelity, Fidelity Investments and Contrafund are registered trademarks of FMR Corp.)

     Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation by normally investing primarily in common stocks of companies whose value it believes is not fully recognized by the public.

     Fidelity VIP Growth Portfolio seeks to achieve capital appreciation by investing primarily in stocks of companies it believes to have above-average growth potential.

     Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

     Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

     Fidelity VIP Overseas Portfolio seeks long-term growth of capital by investing at least 80% of the fund's assets primarily in non-U.S. securities. The fund is normally invested primarily in common stocks.

Goldman Sachs Variable Insurance Trust (advised by Goldman Sachs Asset Management, L.P.).

     Goldman Sachs VIT CORESM U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

INVESCO Variable Investment Funds, Inc. (advised by AIM Advisors, Inc.)

     INVESCO VIF Dynamics Fund seeks long-term capital growth by investing at least 65% of its net assets in common stocks mid-sized companies.

     INVESCO VIF Small Company Growth Fund seeks long-term capital growth by normally investing at least 80% of its net assets in common stocks of small-capitalization companies.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial, Inc., a diversified financial services organization)

     MFS/Sun Life Capital Appreciation Series will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     MFS/Sun Life Emerging Growth Series will seek long-term growth of capital.

     MFS/Sun Life Government Securities Series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

     MFS/Sun Life High Yield Series will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

     MFS/Sun Life Massachusetts Investors Growth Stock Series seeks to provide long-term growth of capital and future income rather than current income.

     MFS/Sun Life Massachusetts Investors Trust Series will seek long-term growth of capital with a secondary objective to seek reasonable current income.

     MFS/Sun Life New Discovery Series seeks capital appreciation by generally focusing on smaller cap emerging growth companies that are early in their life cycle.

     MFS/Sun Life Total Return Series will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     MFS/Sun Life Utilities Series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 80% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

PIMCO Variable Insurance Trust (advised by Pacific Investment Management Company LLC ("PIMCO"))

     PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar.

     PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

     PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

     PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three to six year time frame based on PIMCO's forecast for interest rates.

Scudder VIT Funds (advised by Deutsche Asset Management, Inc.)

     Scudder VIT EAFE® Equity Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Index (EAFE Index), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

     Scudder VIT Small Cap Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Fred Alger Management, Inc. serves as subadviser to the SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund; Davis Select Advisors serves as investment sub-adviser to SCSM Davis Financial Fund and SCSM Davis Venture Value Fund; Neuberger Berman Management, Inc. serves as sub-adviser to SCSM Neuberger Berman Mid Cap Growth Fund and SCSM Neuberger Berman Mid Cap Value Fund; OpCap Advisors serves as investment subadviser to SCSM Value Equity Fund, SCSM Value Managed Fund, SCSM Value Mid Cap Fund and SCSM Value Small Cap Fund; Wellington Management Company, LLP, serves as investment subadviser to SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund.)

     Sun CapitalSM All Cap Fund seeks long-term capital growth by investing primarily in equity securities of U.S. companies.

     Sun Capital Investment Grade Bond Fund(R) seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Real Estate Fund(R) primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

     SCSM Alger Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

     SCSM Alger Income & Growth Fund seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

     SCSM Alger Small Capitalization Fund seeks long-term capital appreciation. It invests primarily in the equity securities of small companies with market capitalizations within the range of the Russell® 2000 Growth Index or the S&P® SmallCap 600 Index.

     SCSM Davis Financial Fund seeks growth of capital by investing primarily in the common stock of financial services companies.

     SCSM Davis Venture Value Fund seeks growth of capital by investing primarily in the common stock of U.S. companies with market capitalizations of at least $10 billion.

     SCSM Neuberger Berman Mid Cap Growth Fund seeks growth of capital by investing at least 80% of its net assets in equity securities of companies with market capitalizations within the range of capitalizations of issuers the Russell Midcap Index at the time of purchase.

     SCSM Neuberger Berman Mid Cap Value Fund seeks growth of capital by investing at least 80% of its net assets in equity securities of companies with market capitalizations within the range of capitalizations of issuers in the Russell Midcap Index at the time of purchase.

     SCSM Value Equity Fund seeks long-term capital appreciation by investing at least 80% of its net assets in a diversified portfolio of equity securities that the portfolio manager believes to be undervalued in the marketplace.

     SCSM Value Managed Fund seeks growth of capital over time by investing primarily in a portfolio consisting of common stocks, fixed income securities, and cash equivalents. The subadviser will vary the allocation depending on its assessments of the relative values of such investments.

     SCSM Value Mid Cap Fund seeks long-term capital appreciation by investing at least 80% of is net assets in equity securities of companies with market capitalizations of between $500 million and $8 billion at time of purchase.

     SCSM Value Small Cap Fund seeks capital appreciation by investing at least 80% of its net assets in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at time of purchase.

     SCSM Blue Chip Mid Cap Fund seeks long-term capital growth by investing at least 80% of its net assets, under normal conditions, in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the S & P Mid Cap 400 Index.

     SCSM Investors Foundation Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index.

     SCSM Select Equity Fund seeks long-term capital growth by normally investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.

Franklin Templeton Variable Insurance Products Trust (managed by Templeton Investment Counsel, LLC ("TIC"), except for the Templeton Growth Securities Fund, which is managed by Templeton Global Advisors Limited ("TGAL"))

     Templeton Foreign Securities Fund seeks long term capital growth. Under normal market conditions, the Fund will invest primarily in investments of issuers located outside the U.S., including those in emerging markets.

     Templeton Growth Securities Fund seeks long term capital growth. Under normal market conditions, the Fund will invest mainly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

Some of the Funds' investment advisers may compensate us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund.

The Fund expenses are assessed at the Fund level and are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. Thus, you indirectly bear the fees and expenses of the Funds you select. The table presented earlier shows annual expenses paid by the Funds as a percentage of average net assets.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

The Fixed Account Option is not a security and the general account is not an investment company. Interests in our general account offered through the Fixed Account Option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

You may allocate net premiums to the Fixed Account Option and may transfer a portion of your investments in the Sub-Accounts to the Fixed Account Option. You may also transfer a portion of your investment in the Fixed Account Option to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.

An investment in the Fixed Account Option does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

Investment Programs

Dollar Cost Averaging. You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available Sub-Accounts at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer

Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing. Once your money has been allocated among the Investment Options, the earnings may cause the percentage invested in each Investment Option to differ from your allocation instructions. You can direct us to automatically rebalance the policy among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Asset Allocation. One or more asset allocation investment programs may be made available in connection with the Policy, at no extra charge. An asset allocation program provides for the allocation of your Account Value among the available investment options. These programs will be fully described in a separate brochure. You may elect to enter into an asset allocation investment program under the terms and conditions described in the brochure.

About the Policy

Policy Application, Issuance and Initial Premium

To purchase a Policy, you must first submit an application to our Service Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (medical) underwriting basis and simplified underwriting basis. We may require medical examinations and further information before the proposed application is approved. Simplified underwriting is available to certain groups of Insureds, with all Insureds meeting certain other underwriting requirements. We must pre-approve any simplified underwriting arrangement. The cost of insurance rates are higher for healthy individuals when simplified underwriting is used instead of regular underwriting. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased Monthly Cost of Insurance charges.

You must specify certain information in the application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $100,000-the "Minimum Specified Face Amount."

While your application is being reviewed, we may make available to you temporary life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions.

Pending approval of your application, any advance payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the life of the Insured. The Issue Date is the date we produce the Policy on our system and is specified in the Policy. A specified minimum Initial Premium is due and payable as of the date of issue for the Policy. The Effective Date of Coverage for the Policy will be the later of-

- -	the Issue Date, or the date a premium is paid equal to or in excess of the specified Initial Premium.

If an application is not approved, we will promptly return all advance payments to you.

Right of Return Period

If you are not satisfied with the Policy, it may be returned by delivering or mailing it to our Service Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of the Policy (the "Right of Return Period").

A Policy returned under this provision will be deemed void. You will receive a refund equal to the sum of all premium payments made.

We will allocate the net premium payments to our general account. Upon expiration of the number of days in the Right of Return Period, as measured from the Issue Date, plus five days, the Account Value in the general account will be transferred to the Investment Options in accordance with your allocation instructions.

Premium Payments

All premium payments must be made payable to Sun Life Insurance and Annuity Company of New York and mailed to our Service Office. The Initial Premium will be due and payable as of the Policy's Issue Date. The minimum Initial Premium is, generally, two Minimum Monthly Premiums. Additional premium payments may be paid to us subject to the limitations described below.

Premium. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep the Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

We will not accept premium payments that would, in our opinion, cause the Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

After the policy anniversary on which the Insured is Attained Age 100, we will not accept any more premium payments for the Policy.

Net Premiums. The net premium is the amount you pay as the premium less the Expense Charges Applied to Premium.

Allocation of Net Premium. Except as otherwise described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 1% of net premium to any Investment Option you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Investment Options to which you may allocate your Account Value to not more than 20 Investment Options.

You may change your allocation percentages at any time by telephone or written request to our Service Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we accept receipt of the request for that change.

Planned Periodic Premiums. While you are not required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in the Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices.

Death Benefit

If the Policy is in force at the time of the Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of the Insured's death. The amount payable will be:

- - - -

the amount of the selected death benefit option, plus

any amounts payable under any supplemental benefit riders added to the Policy, minus the value of any Policy Debt on the date of the Insured's death, minus any overdue monthly deductions if death occurs during a grace period.

We will pay this amount to the beneficiary in one lump sum.

You may select between two death benefit options. You may change the death benefit option after the first Policy Year.

Option A. Under this option, the death benefit is-

- -

the Policy's SFA plus the SIA on the date of the Insured's death; or, if greater,

the Policy's Account Value on the date of death multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want the death benefit to remain level over time. Option B. Under this option, the death benefit is-
- -

the sum of the SFA, SIA and Account Value of the Policy on the date of the Insured's death; or, if greater,

the Policy's Account Value on the date of death multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want your death benefit to change with the Policy's Account Value. There is no charge related to the election of Option B.

As Option B includes the Policy's Account Value, the death benefit will be impacted in a positive or negative manner by the premiums you pay, the investment performance of the Sub-Accounts you select, the interest credited to the Fixed Account Option, any loans, partial withdrawals and the charges we deduct from the Policy. For example, the death benefit may be less if there is

- - -	minimum premium funding, poor investment performance of the Sub-Accounts you select, minimum interest credited to the Fixed Account Option,
- - -	an unpaid loan, a partial withdrawal and/or maximum charge deductions.

To determine applicable future fees and charges, if you change from Option B to Option A, an increase equal to the Policy's Account Value on the effective date of the change will be applied as follows: First, to increases which remain in force, beginning with the most recent, be it SFA or SIA; second, to the initial SIA if it remains in force; lastly, to the initial SFA. Evidence of insurability is not required. To determine applicable future fees and charges, if you change from Option A to Option B, a decrease equal to the Policy's Account Value on the effective date of the change will be applied as follows: First, to increases which remain in force, beginning with the most recent, be it SFA or SIA; second, to the initial SIA if it remains in force; lastly, to the initial SFA.

Changes in SFA and SIA

You may increase or decrease the SFA and SIA of the Policy within certain limits.

Minimum Changes. Each increase in the SFA and SIA must be at least $50,000. We reserve the right to change the minimum amount by which you may change the SFA and SIA.

Increases. After the first policy anniversary, you may request an increase in the SFA and SIA. You must provide satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

Decreases. The SIA cam be decreased after the first policy anniversary. The SFA can be decreased after the fourth policy anniversary. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The SFA after the decrease must be at least $100,000. Surrender charges will apply to decreases in the SFA during the surrender charge period except for decreases in the SFA resulting from a change in the death benefit option or a partial withdrawal.

We will apply a decrease in SFA and any SIA in the following order-

- - - - - -

first, to the most recent increase in SIA;

second, to the next most recent increases in SIA, in reverse chronological order;

third, to the initial SIA;

fourth, to the most recent increase in SFA;

fifth, to the next most recent increases in SFA, in reverse chronological order; and

lastly, to the initial SFA.

Accessing Your Account Value

Surrenders and Surrender Charges

You may surrender the Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate. If you surrender the Policy and receive its Cash Surrender Value, you may incur surrender charges, taxes and tax penalties.

Cash Surrender Value is the Policy's Account Value less the sum of-
- -	the outstanding balance of any Policy Debt; and any surrender charges.

We will deduct surrender charges from your Account Value if you surrender the Policy or request a decrease in the SFA during the surrender charge period. There are separate surrender charges for the initial SFA and any increase in the SFA you request. The surrender charge period will start on the Policy's Issue Date and on the effective date for the increase, respectively.

We will determine your Cash Surrender Value at the next close of business on the New York Stock Exchange after we receive your written request for surrender at our Service Office.

If you surrender the Policy in the first 12 years or within the first 12 years after an increase in the SFA, we will apply a surrender charge to the initial SFA and to each increase in the SFA other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial SFA and each increase in the SFA. The surrender charge will be an amount based on certain factors, including the Policy's SFA, the Policy's duration, the Insured's age, sex and rating class. The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of SFA (Non-tobacco Male)
Issue Age 25 $5.62	Issue Age 35 $7.00	Issue Age 45 $11.00
Issue Age 55 $21.00	Issue Age 65 $26.10	Issue Age 75 $31.20

The surrender charge will be calculated based on the surrender charge percentages for the initial SFA and each increase in the SFA as shown in the table below.
Year	Surrender Charge (as a Percentage of the First Year Surrender Charge) Age
	20-69	70-74	75-79	80-85
1	100.0	100.0	100.0	100.0
2	100.0	88.9	87.5	85.7
3	100.0	77.8	75.0	71.4
4	90.0	66.7	62.5	57.1
5	80.0	55.6	50.0	42.9
6	70.0	44.4	37.5	28.6
7	60.0	33.3	25.0	14.3
8	50.0	22.2	12.5	0.0
9	40.0	11.1	0.0	0.0
10	30.0	0.0	0.0	0.0
11	20.0	0.0	0.0	0.0
12	10.0	0.0	0.0	0.0
13+	0.0	0.0	0.0	0.0
A surrender charge will be applied for each decrease in the SFA except for decreases in the SFA resulting from a change in death benefit option or partial withdrawal.

On a decrease in the initial SFA, you will pay a proportion of the full surrender charge based on the ratio of the face amount decrease to the initial SFA. The surrender charge you pay on a decrease that is less than the full amount of an increase in SFA will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the SFA.

You may allocate any surrender charges resulting from a decrease in the SFA among the Investment Options. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Investment Options in excess of any Policy Debt.

Partial Withdrawals

You may make a partial withdrawal of the Policy once each Policy Year after the first Policy Year by written request to us. Each partial withdrawal must be for at least $500, and no partial withdrawal may be made-

- -

during Policy Years 2-10 for more than 20 percent of your Cash Surrender Value at the end of the first Valuation Date after we receive your request or thereafter for more than your Cash Surrender Value.

If the applicable death benefit option is Option A, the SFA and any SIA will be decreased by the amount of the partial withdrawal. We will apply the decrease to the initial SFA and SIA and to each increase in SFA and SIA in the following order-

- - -

first, to the most recent increase of either SFA or SIA;

second, to the next most recent increases of either SFA or SIA, in reverse chronological order; and

third, to the initial SIA and then to the initial SFA.

Unless you specify otherwise, the partial withdrawal will be allocated proportionally among the Investment Options in excess of any Policy Debt. We will not accept requests for a partial withdrawal if the SFA remaining in force after the partial withdrawal would be less than the minimum SFA. We will effect a partial withdrawal at the next close of business on the New York Stock Exchange after we receive your written request. A partial withdrawal may result in taxes and tax penalties.

Policy Loans

Using the Policy as collateral, you may request a policy loan of up to 90% of the Policy's Cash Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. The Policy will terminate for no value subject to a grace period if the Policy Debt exceeds the Cash Value. During the no-lapse guarantee period, however, the Policy will not terminate if it satisfies the minimum premium test.

You may allocate the policy loan among the Investment Options. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Investment Options in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Option. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Option.

Interest on the policy loan will accrue daily at 4% annually during Policy Years 1 through 15 and 3.5% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from you will be credited to the Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We reserve the right to repay any loans from the Fixed Account Option prior to loans from the Variable Accounts.

A policy loan, whether or not repaid, will affect the Policy Proceeds payable upon the Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the Fixed Account Option while the loan is outstanding, the effect could be favorable or unfavorable.

Short-Term Trading

The Policy is not designed for short-term trading. If you wish to employ such strategies, do not purchase a Policy. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading.

The Company has policies and procedures to discourage frequent transfers of Account Value. As described below under "Transfer Privileges," the Policy includes limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interest of individual Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to the restrictions as well. If, in our judgment, we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process or delay processing certain transfers requested by such a third party. In particular, we will treat as short-term trading activity any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf), and we also reserve the right to reject or delay such transfer request and take other action. Such other actions include, but are not limited to, restricting your transfer privileges more narrowly than the policies described under "Transfer Privileges" and refusing any and all transfer instructions. We will provide you written notification of any restrictions imposed. Transfers that are delayed will be delayed one Business Day. Both the purchase and redemption sides of the transfer will be processed on the second Business Day. In addition to the restrictions on short-term trading, third parties that engage in reallocations of Account Values are subject to special restrictions. The special restrictions, among other requirements, may limit the frequency of the transfer, required advance notice of the transfer and entail a reallocation or exchange of 100% of values in the redeeming sub-accounts.

In addition, some of the Funds reserve the right to delay or refuse purchase or transfers requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and therefore, will be unable to process such transfer requests. We also reserve the right to refuse or delay requests involving transfers to or from the Fixed Account Option.

Transfer Privileges

Subject to the above special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account. There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer above 12 transfers in any Policy Year. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.

Transfers may be requested by indicating the transfer of either a specified dollar amount or a specified percentage of the Fixed Account Option or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the Fixed Account Option or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Option or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Investment Options.

Transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; (2) the frequency of transfers; and (3) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account. We will notify you in writing of any such limitations. If your Policy so states in its text or via endorsement, thirty days must elapse between each transfer.

Once during each Policy Year, you may transfer to the Fixed Account Option 100% of the Account Value attributable to the Sub-Accounts. You may apply the Cash Surrender Value to purchase a guaranteed fixed paid-up benefit. There is no charge for this transfer.

During the first 24 months the Policy is in force, you may transfer to the Fixed Account Option 100% of the Account Value attributable to the Sub-Accounts. There is no charge for this transfer.

Account Value

Your Account Value is the sum of the values in each Sub-Account of the Variable Account with respect to the Policy, plus the value of the Fixed Account Option. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial withdrawals, fees, policy loans and the net investment factor (described below).

The minimum guaranteed interest rate applicable to the values in the Fixed Account Option is 3% annually. Interest in excess of the guaranteed rate may be applied in such a manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

Account Value of the Sub-Accounts. We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given date, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial withdrawals, undertake policy loans or transfer amounts from a Sub-Account, and for the payment of Monthly Expense Charges, Monthly Cost of Insurance charges, Mortality and Expense Risk Charges and other fees. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. A Valuation Date is any day on which we, the applicable Fund, and the NYSE are open for business. For the first Valuation Date of each Sub-Account, the Unit Value is the Unit Value for said Sub-Account under Variable Account I of Sun Life Assurance Company of Canada (U.S.) on October 27, 2003 or such subsequent date approved by the Superintendent of the New York Insurance Department. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date. The Valuation Period is the period of time from one determination of Unit Values to the next.

Transactions are processed on the date we receive a premium at our Service Office or any acceptable written or telephonic request is received at our Service Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date. The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the initial premium.

The Account Value on the Investment Start Date equals:
- -

the net premium received, minus

the monthly deductions due on the policy date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Sub-Accounts and the Fixed Account Option.

The Account Value on subsequent Valuation Dates is equal to:
- - -	the values on the previous Valuation Date, plus any additional premium we have received, plus or minus the investment experience of the Investment Options you have selected, minus
- -	policy charges and deductions, minus any partial withdrawals you have made.
Net Investment Factor. The net investment factor for each Sub-Account for any Valuation Period is the quotient of (1) divided by (2) where: (1) is the net result of-
- -

the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on Fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

-

a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account; and

(2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

The net investment factor may be greater or less than one.

Insufficient Value. The Policy will terminate for no value, subject to a grace period described below if, on a Processing Date

- -	the Policy's Cash Surrender Value is equal to or less than zero or the Policy Debt exceeds the Cash Value.

During the no-lapse guarantee period, a Policy will not terminate by reason of insufficient value if it satisfies the "minimum premium test" described below.

Minimum Premium Test (No-Lapse Guarantee). A Policy satisfies the minimum premium test if the premiums paid less any partial withdrawals less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

The applicable Minimum Monthly Premiums are specified in the Policy. We may revise the Minimum Monthly Premiums as a result of any of the following changes to a Policy:

- -	change in SFA and SIA during the first twenty Policy Years; change in supplemental benefit

The revised minimum monthly premiums will be effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

The no-lapse guarantee period will be different based on the Insured's age. In no case will it be greater than 20 years.

Grace Period. If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address and the last known address of any assignee of record. We will assume that your last known address is the address shown on the Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable by us during the grace period, then any overdue monthly deductions will be deducted from the amount payable by us.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Charges and Deductions

The monthly deductions described below are the Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Costs of Insurance and the charges for any supplemental benefits.

There are no monthly deductions after the policy anniversary on which the Insured is Attained Age 100.

Expense Charges Applied to Premium. We will deduct a charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. The current charge is 5.25%. The maximum charge is guaranteed not to exceed 7.25%.

Mortality and Expense Risk Charge. This charge is for the mortality and expense risks we assume with respect to the Policy. It is a percentage of the Account Value of the Sub-Accounts and is deducted from the Account Value of the Investment Options in excess of Policy Debt each month.

The Mortality and Expense Risk Charge percentage is 0.60% (.05% monthly) annually for Policy Years 1 through 10 and 0.10% (.0083% monthly) annually thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge. We will deduct from your Account Value monthly a charge of $8.00 in all years and a monthly charge based on the SFA and SIA for the first 10 Policy Years following the issuance of the Policy and for the first 10 Policy Years following the effective date of each increase in the SFA and SIA, if any, based on the amount of the increase. The Monthly Expense Charge is based on the age, sex and rating class of the Insured. Unless you direct otherwise, the Monthly Expense Charges will be deducted proportionally from the amounts in the Investment Options in excess of any Policy Debt and covers administration expenses and issuance costs.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. Unless you direct otherwise, the Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Investment Options in excess of any Policy Debt.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where:
(1) (2) (3)

is the cost of insurance charge equal to the Monthly Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

is the monthly rider cost for any riders which are a part of the Policy; and

is any additional insurance charge calculated, as specified in the Policy, for substandard risk classifications.

The net amount at risk equals:
- -	the death benefit divided by 1.00247; minus your Account Value on the Processing Date prior to assessing the monthly deductions.

The cost of insurance charges described above are determined separately for the initial SFA and SIA and each increase in the SFA and SIA. In calculating the net amount at risk, the Account Value will first be allocated to the initial SFA and then to the SIA and then to each increase in the SFA or SIA in the order in which the increases were made.

The net amount at risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial withdrawals, transaction fees and periodic charges.

If there are increases in the SFA and SIA other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial SFA and SIA and each increase in the SFA and SIA. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the SFA and SIA in the order in which the increases were made.

Monthly Cost of Insurance Rates. The Monthly Cost of Insurance rates (except for any such rate applicable to an increase in the SFA and SIA) are based on the length of time the Policy has been in force, the duration of the SIA, the Insured's sex, Issue Age and rating class. The Monthly Cost of Insurance rates applicable to each increase in the

Specified Face Amount are based on the length of time the increase has been in force and the Insured's sex (in the case of non-unisex Policies), Issue Age and rating class. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Waivers and Reduced Charges

We may reduce or waive the sales load or surrender charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our affiliates' officers, directors and employees.

We also reserve the right to reduce the Expense Charge Applied to Premium, Monthly Expense Charge and Mortality and Expense Risk Charge. We will provide you prompt notice of any reduction. Reductions will be based on uniformly applied criteria that do not discriminate unfairly against any person.

Supplemental Benefits

The following supplemental benefit riders are available. There is no charge for the accelerated benefits rider. An additional cost of insurance will be charged for each of the other riders which is in force as a part of the Monthly Cost of Insurance charge. Each rider is subject to certain limitations and termination provisions. For additional information on the riders, please ask your financial adviser.

Accelerated Benefits Rider. Under this rider, we will pay you, at your written request in a form satisfactory to us, an "accelerated benefit" if the Insured is terminally ill. An Insured is considered "terminally ill" if the Insured has a life expectancy of 12 months or less due to illness or physical condition. (This time period may be more or less in some states.)

The accelerated benefit payment will be equal to that portion of the Policy's death benefit requested by you, not to exceed the lesser of (a) 75% of the amount of the death benefit or (b) $250,000 (the "Accelerated Amount"), subject to certain adjustments. There is no charge for this rider.

Accidental Death Benefit Rider. Under this rider, we will pay the accidental death benefit specified in the Policy when we receive due proof of the Insured's accidental death and that death occurred while this rider was in force, on or after the Insured's first birthday and within ninety days after the date of the accident. The annual rider charge, deducted monthly from the Account Value, is based on the issue age of the Insured.

Waiver of Monthly Deductions Rider. Under this rider, we will waive the monthly deductions under the Policy retroactive to the date of total disability when the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months. We will continue to waive the monthly deduction for as long as the disability continues. We must receive written notice and due proof before we will waive the monthly deductions. We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years. The rider charge, deducted monthly from the Account Value, is based on the issue age of the Insured.

Payment of Stipulated Amount Rider. Under this rider, we will make a monthly payment of the "stipulated amount" when the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months. We will continue to make a payment of that amount for as long as the disability continues but no later than the duration of the payment option elected (Insured's age 65 or 70). We must receive written notice and due proof before we will make a payment. We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years. The rider charge, deducted monthly from the Account Value, is based on the age and sex of the Insured.

Termination of Policy

The Policy will terminate on the earlier of the date we receive your request to surrender, the expiration date of the Grace Period without payment of premium due or the date of death of the Insured.

Reinstatement Before the Insured's death, we may reinstate the Policy provided that the Policy has not been surrendered and you-
- - -

make a request for reinstatement within three years from the date of termination;

submit satisfactory evidence of insurability to us; and

pay an amount, as determined by us, sufficient to put the Policy in force.

Deferral of Payment

We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the Insured, Due Proof of such death. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial withdrawal or policy loan may be postponed whenever:

- -

the New York Stock Exchange is closed (except for normal holiday closings), or the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical

We may defer payment from the Fixed Account Option for a period up to six months.
Rights of Owner While the Insured is alive, unless you have assigned any of these rights, you may:
- - - - - - -

transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the Insured;

change or revoke a contingent owner;

change or revoke a beneficiary;

exercise all other rights in the Policy;

increase or decrease the SFA and SIA, subject to the other provisions of the Policy;

change the death benefit option, subject to the other provisions of the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

Rights of Beneficiary

The beneficiary has no rights in the Policy until the death of the Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Other Policy Provisions

Addition, Deletion or Substitution of Investments. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Superintendent of the State of New York. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we will notify you and make any appropriate amendments to the Policy to reflect the substitution.

If you object to a material change in the investment policy of the Sub-Accounts or to a proposed material change which later becomes effective, you may transfer the Account Value in the Sub-Accounts to the Fixed Account Option within 60 days after the effective date of the material change. No evidence of insurability is required.

Entire Contract. Your entire contract with us consists solely of the Policy, including the attached copy of the Policy Application and any attached copies of supplemental applications and any riders and endorsements.

Alteration. Sales representatives do not have any authority to either alter or modify the Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Modification. Upon notice to you, we may modify the Policy if such a modification-

- - - -

is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.

Assignments. During the lifetime of the Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Service Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Misstatement of Age or Sex. If the age or sex of the Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

     Misstatement discovered at death-The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-Your Account Value will be recalculated from the policy date using the Monthly Cost of Insurance Rates based on the correct age or sex.

Suicide. If the Insured commits suicide within two years after the Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial withdrawals.

If the Insured commits suicide within two years after the effective date of an increase in the SFA or SIA, then our liability as to that increase will be the cost of insurance for that increase.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in SFA, increase in SIA, increase in death benefit over premium paid, change in death benefit option or reinstatement of the Policy. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. After the Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the SFA or SIA which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase. Any reinstatement will be incontestable after the reinstated Policy has been in force during the lifetime of the Insured for two years from the effective date of the reinstatement.

Report to Owner. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

Performance Information

We may sometimes publish performance information related to the Fund, the Variable Account or the Policy in advertising, sales literature and other promotional materials. This information is based on past investment results and is not an indication of future performance.

Portfolio Performance

We may publish a mutual fund portfolio's total return or average annual total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

We may also publish a mutual fund portfolio's yield. Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an effective yield. Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period.

Total returns and yields quoted for a mutual fund portfolio include the investment management fees and other expenses of the portfolio, but do not include charges and deductions attributable to the Policy. These expenses would reduce the performance quoted.

Adjusted Non-Standardized Portfolio Performance

We may publish a mutual fund portfolio's total return and yields adjusted for charges against the assets of the Variable Account.

We may publish total return and yield quotations based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

Other Information Performance information may be compared, in reports and promotional literature, to:
- - -

the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management expenses.

We may provide Policy information on various topics of interest to you and other prospective policyowners. These topics may include:
- - - - - -

the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets;

investment strategies and techniques (such as value investing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between a Policy and the characteristics of, and market for, such financial instruments.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, you will be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance than an election to extend the maturity date of the Policy will avoid that result. In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations.The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Policy and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying. Nevertheless, you should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Policy.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a policyholder which is, or which is affiliated with, an investment manager. Any investment manager or affiliate who purchases a Policy assumes the risk that it may be treated as the owner of the investments underlying the Policy under the "owner control" rules because of the investment manager's control over assets held under the Policy. However, because the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Policy, we do not believe that the application of the "owner control" rules to an investment manager (or its affiliate) should affect you.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject. Accordingly, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Policy in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner's "Investment in the Policy" and then as a distribution of the income earned under the Policy, which is subject to ordinary income tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest. You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Policy, the amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner's "Investment in the Policy" (as defined below) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible. Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term "Investment in the Policy" means-

- - -

the aggregate amount of any premiums or other consideration paid for a Policy, minus the aggregate amount received under the Policy which is excluded from the owner's gross income (other than loan amounts), plus the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined below) to the extent that such amount is included in the policyowner's gross income.

The "Investment in the Policy" is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income. Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the "Investment in the Policy" by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the policyowner's Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if you transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

The Company believes that the purchase of a Policy is not currently subject to the tax return disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4. However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4 to your federal tax return.

The Company believes that the customer list requirements of IRC Section 6112 and Treasury Regulation Section 1.6112-1 are not currently applicable to such offerings and sales.

Under IRC Section 6111 and Temporary Treasury Regulation Section 301.6111, the Company is required to register with the IRS any offerings or sales of Policies that are considered tax shelters. The Company believes that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

Distribution of Policy

The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusets 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Policy. The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Policy Owner or the Separate Account. The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more, in the first year, than 99% of target premium, which will vary based on the Insured's age, sex and rating class, plus 8% of any excess premium payments. In Policy Years two through five, commissions will not exceed 8% of premium paid, will not exceed 4% of premium paid in Policy Years six through ten, and will not exceed 1% thereafter.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of premium and/or a percentage of Account Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with our purchase of the Policy.

Voting Rights

We are the legal owner of all shares of the Funds held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.

We will vote shares held in each Sub-Account for which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

The number of shares in each Sub-Account for which a policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

Other Information

State Regulation

We are subject to the laws of New York governing life insurance companies and to regulation by New York's Superintendent of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by Georges C. Rouhart, FSA, MAAA, Product Officer.

                         Incorporation of Certain Documents by Reference

The Company's Annual Report on Form 10-K for the year ended December 31, 2003 filed with the SEC is incorporated by reference in this prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this prospectus.

The Company will furnish, without charge, to each person to whom a copy of this prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this prospectus). Requests for such document should be directed to the Secretary, Sun Life Insurance and Annuity Company of New York, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 700-6654.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life Insurance and Annuity Company of New York, the mutual fund investment options and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account. Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Terms

Account Value-The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Option with respect to a Policy.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the policy date.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Business Day-Any day that we are open for business.

Cash Value-Account Value less any surrender charges.

Cash Surrender Value-The Cash Value decreased by the balance of any outstanding Policy Debt.

Class-The risk and underwriting classification of the Insured.

Due Proof-Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

Effective Date of Coverage-Initially, the Investment Start Date; with respect to any increase in the SFA or SIA, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the SFA or SIA, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-A percentage charge deducted from each premium payment.

Fixed Account Option-The portion of the Account Value funded by assets invested in our general account.

Fund-A mutual fund portfolio in which a Sub-Account invests.

Initial Premium-The amount necessary to put the coverage in force.

Insured-The person on whose life a Policy is issued.

Investment Options-The investment choices consisting of the Sub-Accounts and the Fixed Account Option.

Investment Start Date-The date the first premium is applied, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the Minimum Initial Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the policy date.

Issue Date-The date we produce a Policy from our system as specified in the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the policy date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration and other expenses.

Mortality and Expense Risk Charge-The annual rate deducted monthly from the Account Value for the mortality and expense risk we assume by issuing the Policy.

Policy Application-The application for a Policy, a copy of which is attached to and incorporated in the Policy.

Policy Debt-The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

Policy Month-A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy which is payable at the death of the Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

Policy Year-A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

Processing Date-The first Valuation Date on or next following a Monthly Anniversary Day.

Service Office-One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

Specified Face Amount "(SFA")-The amount of life insurance coverage you request as specified in the Policy.

Sub-Accounts-Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Supplemental Insurance Amount "(SIA")-The amount of supplemental life insurance coverage you request as specified in the Policy. The SIA terminates no later than the Insured's Attained Age 100.

Unit-A unit of measurement that we use to calculate the value of each Sub-Account.

Unit Value-The value of each Unit of assets in a Sub-Account.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life (N.Y.) Variable Account D.

Appendix B
Table of Death Benefit Percentages

Age	Applicable Percentage	Age	Applicable Percentage
20	250%	60	130%
21	250%	61	128%
22	250%	62	126%
23	250%	63	124%
24	250%	64	122%
25	250%	65	120%
26	250%	66	119%
27	250%	67	118%
28	250%	68	117%
29	250%	69	116%
30	250%	70	115%
31	250%	71	113%
32	250%	72	111%
33	250%	73	109%
34	250%	74	107%
35	250%	75	105%
36	250%	76	105%
37	250%	77	105%
38	250%	78	105%
39	250%	79	105%
40	250%	80	105%
41	243%	81	105%
42	236%	82	105%
43	229%	83	105%
44	222%	84	105%
45	215%	85	105%
46	209%	86	105%
47	203%	87	105%
48	197%	88	105%
49	191%	89	105%
50	185%	90	105%
51	178%	91	104%
52	171%	92	103%
53	164%	93	102%
54	157%	94	101%
55	150%	95+	100%
56	146%
57	142%
58	138%
59	134%

Appendix C
Privacy Policy

Introduction

At the Sun Life Financial group of companies, protecting your privacy is important to us. Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers' information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products. When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you. As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:
-	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;
-	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and
-	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts. Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them. The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements. Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers' nonpublic personal information. These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers' nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us. If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts. Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial member companies have adopted this Notice:

Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada	Clarendon Insurance Agency, Inc
Sun Life Assurance Company of Canada (U.S.)	IFMG of Oklahoma, Inc.
Sun Life Insurance and Annuity Company of New York	IFS Agencies, Inc.
Independence Life and Annuity Company	IFS Agencies of Alabama, Inc.
IFS Agencies of New Mexico, Inc.
(including the separate accounts of these companies)	IFS Insurance Agencies of Ohio, Inc.
IFS Insurance Agencies of Texas, Inc.
Independent Financial Marketing Group, Inc.
Keyport Financial Services Corp.
Liberty Securities Corporation
LSC Insurance Agency of Arizona, Inc.
LSC Insurance Agency of Nevada, Inc.
LSC Insurance Agency of New Mexico, Inc.


The SAI includes additional information about Sun Life (N.Y.) Variable Account D and is incorporated herein by reference. The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request, at no charge. You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-800-700-6554.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 202-942-8090. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act. File No.811-04633 FUT951NY-04
PART B
STATEMENT OF ADDITIONAL INFORMATION
FUTURITY PROTECTOR II VUL
VARIABLE UNIVERSAL LIFE POLICY
SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

April 30, 2004

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Futurity Protector II Variable Universal Life Insurance prospectus, dated April 30, 2004. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Sun Life Insurance and Annuity Company of New York ("the Company") at One Sun Life Executive Park, Wellesley Hills, MA 02481 or calling 1-866-702-6998.

TABLE OF CONTENTS

THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
ACCOUNTANTS	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	2
FINANCIAL STATEMENTS OF THE COMPANY	4

THE COMPANY AND THE VARIABLE ACCOUNT

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. Our Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017. Our service and executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We are an indirect, wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)").

Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

We established Variable Account D on April 24, 2003, pursuant to a resolution of our Board of Directors. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for reserves held in the Variable Account.

ACCOUNTANTS

The financial statements of Sun Life Insurance and Annuity Company of New York that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes two explanatory paragraphs relating to the merger of Sun Life Insurance and Annuity Company of New York with Keyport Benefit Life Insurance Company ("Keyport") on November 1, 2001 described in Note 1; and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley Street, Boston, Massachusetts 02116.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Policy. The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Policy Owner or the Separate Account. The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more, in the first year, than 99% of target premium, which will vary based on the Insured's age, sex and rating class, plus 8% of any excess premium payments. In Policy Years two through five, commissions will not exceed 8% of premium paid, will not exceed 4% of premium paid in Policy Years six through ten, and will not exceed 1% thereafter.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of premium and/or a percentage of Account Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with our purchase of the Policy.

THE POLICY

To apply for a Policy, you must submit an application to our Service Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (medical) underwriting basis and simplified underwriting basis. We may require medical examinations and further information before the proposed application is approved. Simplified underwriting is available to certain groups of Insureds, with all Insureds meeting certain other underwriting requirements. We must pre-approve any simplified underwriting arrangement. The cost of insurance rates are higher for healthy individuals when simplified underwriting is used instead of regular underwriting. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased Monthly Cost of Insurance charges.

Expense Charges Applied to Premium. We deduct charges from each premium payment for our federal, state and local tax obligations. The current charge is 5.25%. The guaranteed maximum charge is 7.25%.

Increase in Face Amount. After the first policy anniversary, you may request an increase in the Specified Face Amount (SFA) and Supplemental Insurance Amount (SIA). You must provide satisfactory evidence of each Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the SFA and SIA other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial SFA and SIA and each increase in the SFA and SIA. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the SFA and SIA in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of Sun Life Insurance and Annuity Company of New York are included in this Statement of Additional Information. The consolidated financial statements of Sun Life Insurance and Annuity Company of New York are provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31
	2003	2002	2001 Restated

Revenues

Premiums and annuity considerations	$ 28,457	$ 20,285	$ 19,187
Net investment income	85,302	74,847	21,276
Net realized investment gains (losses)	10,647	(7,265)	361
Fee and other income	13,988	11,686	8,142

Total revenues	138,394	99,553	48,966

Benefits and Expenses

Interest credited	78,432	62,830	12,682
Policyowner benefits	26,651	16,428	14,563
Operating expenses	16,118	16,979	9,477
Amortization of deferred policy acquisition costs	17,501	8,157	5,137

Total benefits and expenses	138,702	104,394	41,859

(Loss) income before income tax (benefit) expense	(308)	(4,841)	7,107

Income tax (benefit) expense	(390)	(1,710)	2,546

Net income (loss)	$ 82	$ (3,131)	$ 4,561

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

BALANCE SHEETS

(in thousands, except share data)
ASSETS	December 31, 2003	December 31, 2002
Investments
Available-for-sale fixed maturities at fair value (amortized cost of
$1,747,123 and $1,496,857 in 2003 and 2002, respectively)	$ 1,796,351	$ 1,539,156
Mortgage loans	107,996	50,921
Policy loans	274	270
Short-term investments	-	6,390

Total investments	1,904,621	1,596,737

Cash and cash equivalents	60,310	157,563
Accrued investment income	22,520	19,800
Deferred policy acquisition costs	49,496	46,567
Deferred federal income taxes	-	1,007
Goodwill	37,788	37,788
Receivable for investments sold	33,640	1,262
Other assets	14,196	17,301
Separate account assets	580,203	514,749

Total assets	$ 2,702,774	$ 2,392,774

LIABILITIES

Future contract and policy benefits	$ 48,760	$ 40,510
Contractholder deposit funds and other policy liabilities	1,720,732	1,431,353
Deferred federal income taxes	304	-
Payable for investments purchased and loaned	58,682	73,474
Payable to affiliate	-	28,400
Other liabilities and accrued expenses	2,513	12,220
Separate account liabilities	580,203	514,749

Total liabilities	$ 2,411,194	$ 2,100,706

Commitments and contingencies - Note 17

STOCKHOLDER'S EQUITY

Common stock, $350 par value - 6,001 shares authorized;
6,001 shares issued and outstanding	$ 2,100	$ 2,100
Additional paid-in capital	239,963	239,963
Accumulated other comprehensive income	24,746	25,316
Retained earnings	24,771	24,689
Total stockholder's equity	$ 291,580	$ 292,068

Total liabilities and stockholder's equity	$ 2,702,774	$ 2,392,774

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31
	2003	2002	2001 Restated

Net income (loss)	$ 82	$ (3,131)	$ 4,561
Other comprehensive income (loss)
Net unrealized holding gains (losses) on available-for-sale
Securities, net of tax and policyholder amounts	13,621	25,664	(2,623)
Reclassification adjustments of realized investment (gains)
Losses into net income (loss), net of tax	(14,191)	1,853	(239)
Other comprehensive income (loss)	(570)	27,517	(2,862)

Comprehensive (loss) income	$ (488)	$ 24,386	$ 1,699

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2000	$ 2,000	$ 29,500
$                     661
				$ 23,259	$ 55,420

Acquisition of Keyport Benefit Life (November 1, 2001)	100	99,463			99,563
Net income - Restated				4,561	4,561
Other comprehensive loss - Restated			(2,862)		(2,862)
Capital contribution		66,000			66,000

Balance at December 31, 2001 - Restated	2,100	194,963

(2,201)
				27,820	222,682

Net loss				(3,131)	(3,131)
Other comprehensive income			27,517		27,517
Capital contribution		45,000			45,000

Balance at December 31, 2002	2,100	239,963	25,316	24,689	292,068

Net income				82	82
Other comprehensive loss			(570)		(570)

Balance at December 31, 2003	$ 2,100	$ 239,963	$ 24,746	$ 24,771	$ 291,580

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31

2003

2002

2001 Restated

Cash Flows From Operating Activities:

Net income (loss)

$ 82

$ (3,131)

$ 4,561

Adjustments to reconcile net income (loss) to net cash provided by

Operating activities:

Amortization of discount and premiums

13,252

11,281

47

Amortization of deferred policy acquisition costs

17,501

8,157

5,137

Net realized losses (gains) on investments

(10,647)

7,265

(361)

Interest credited to contractholder deposit funds

78,432

62,830

12,682

Deferred federal income taxes

1,432

(6,261)

(26,726)

Changes in assets and liabilities:

Deferred acquisition costs

(28,231)

(31,994)

(5,614)

Accrued investment income

(2,720)

(5,087)

72

Net change in other assets and liabilities

(34,752)

21,807

11,622

Future contract and policy benefits

8,250

591

2,837

Net cash provided by operating activities

42,599

65,458

4,257

Cash Flows From Investing Activities:

Sales, maturities and repayments of:

Available-for-sale fixed maturities

43,284

995,278

79,710

Mortgage loans

4,285

6,103

7,172

Purchases of:

Available-for-sale fixed maturities

(296,155)

(1,466,958)

(183,328)

Mortgage loans

(61,360)

(32,770)

(4,630)

Net change in payable/receivable of investments purchased and sold

(47,170)

73,474

-

Net change in policy loans

(4)

143

128

Net change in short-term investments

6,390

11,367

(1,756)

Net cash used in investing activities

(350,730)

(413,363)

(102,704)

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS (Continued)

(in thousands)

For the years ended December 31

2003

2002

2001 Restated

Cash Flows From Financing Activities:

Deposits to contractholder deposit funds

$ 363,764

$ 572,888

$ 85,705

Withdrawals from contractholder deposit funds

(152,886)

(171,608)

(54,103)

Capital contributions

-

45,000

66,000

Net cash provided by financing activities

210,878

446,280

97,602

(Decrease) increase in cash and cash equivalents

(97,253)

98,375

(845)

Cash and cash equivalents, beginning of year

157,563

59,188

7,292

    Cash acquired from acquisition through merger of Keyport Benefit Life Insurance Company

-

-

52,741

Cash and cash equivalents, end of year

$ 60,310

$ 157,563

$ 59,188

Supplemental schedule of noncash activities:

Sun Life Insurance and Annuity Company of New York ("Sun NY Predecessor") and Keyport Benefit Life Insurance Company ("KBL") were merged on December 31, 2002, with Sun NY Predecessor as the surviving company ("SLNY").  As part of the merger, SLNY issued 4,001 additional shares of common stock in exchange for all the assets and liabilities of KBL.  Total book value of assets acquired and liabilities assumed by SLNY were $1,869.3 million and $1,652.8 million, respectively, at December 31, 2002.  These financial statements give effect to this transaction as of November 1, 2001.

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

On October 9, 2002, Sun Life Insurance and Annuity Company of New York ("Sun NY Predecessor"), which was a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life U.S."), and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport Life Insurance Company ("Keyport"), an affiliate, filed an Agreement and Plan of Merger ("Merger Agreement") with the New York State Insurance Department.  On December 31, 2002 at 5:00 p.m., Sun NY Predecessor and KBL completed the merger.  Pursuant to the Merger Agreement, KBL merged with and into Sun NY Predecessor, with Sun NY Predecessor as the surviving company ("SLNY"), and SLNY issued 4,001 additional shares of common stock to Keyport in exchange for the assets and liabilities of KBL.  As a result of the additional common stock issuance, SLNY became a subsidiary of both Keyport and Sun Life U.S., with Keyport owning 67% of the common stock of SLNY.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations."  Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer.  The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

SLNY is licensed and authorized to write all the business that was previously being written by KBL and SLNY.  The merger had no effect on the existing rights and benefits of policyholders or contract holders of either company.  Keyport, KBL, Sun Life U.S., Sun NY Predecessor, and SLNY were at all times relevant to the merger indirect wholly-owned subsidiaries of Sun Life Assurance Company of Canada ("SLOC"). SLOC is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934.

SLNY is engaged in the sale of fixed and variable annuity contracts, group life, variable universal life, stop loss and group disability insurance contracts.  These contracts are sold by insurance agents, some of whom are registered representatives of national and regional stock brokerage firms and brokers. On October 21, 2003, SLNY announced that it was introducing a portfolio of Variable Universal Life ("VUL") insurance products to customers in New York State.

On December 31, 2003, Keyport was merged into Sun Life U.S. with Sun Life U.S being the surviving company. Consequently, SLNY is a wholly-owned subsidiary of Sun Life U.S.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.  The most significant estimates are those used in determining deferred policy acquisition costs ("DAC"), the fair value of financial instruments, other-than-temporary impairments of investment, and the liabilities for future policyholder benefits.

Financial Instruments

In the normal course of business, SLNY may enter into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity securities, mortgage loans, equity securities, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  SLNY evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Cash and Cash Equivalents

Cash and cash equivalents include cash, commercial paper, money market investments, and short term bank participations.  All such investments have been purchased with maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Investments

SLNY accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities."  At the time of purchase, fixed maturity securities are classified based on intent, as either held-to-maturity or available-for-sale.  In order for the securities to be classified as held-to-maturity, SLNY must have positive intent and ability to hold the securities to maturity.  Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts.  Securities that do not meet this criteria are classified as available-for-sale.  Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported as a separate component of other comprehensive income.  Fair values for publicly traded securities are obtained from external market quotations.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities, repayment and liquidity characteristics.  SLNY does not engage in trading activities.  All of SLNY's fixed maturity securities are classified as available-for-sale.  All security transactions are recorded on a trade-date basis.

SLNY's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that SLNY is unable to recover all amounts due under the contractual obligations of the security. Once an impairment charge has been recorded, SLNY continues to review the other-than-temporarily impaired security for additional impairment, if necessary.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized values, net of provisions for estimated losses.  Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price.  A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount.  Loans are also charged against the allowance when determined to be uncollectible.  The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay.  While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Policy loans are carried at the amount of the outstanding principal balance. The loans are collateralized by the respective insurance policy and do not exceed the excess of the net cash surrender value of the policy.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method.  When an impairment of a specific investment or a group of investments is determined to be other-than-temporary, a realized investment loss is recorded.  Changes in the provision for estimated losses on mortgage loans are included in net realized investment gains and losses.

Income on investments is recorded on the accrual basis.  Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgement of management, the investments are estimated to be fully collectible as to both principal and interest.

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business.  Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses.  This amortization is reviewed quarterly and adjusted retrospectively by a cumulative charge or credit to current operations when SLNY revises the actual profits and its estimate of future gross profits to be realized from investment-type contracts, including realized and unrealized gains and losses from investments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred Policy Acquisition Costs (continued)

Although realization of deferred policy acquisition cost ("DAC") is not assured, SLNY believes it is more likely than not that all of these costs will be realized.  The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced.

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization.  Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the lease or the estimated useful life of the improvements.

Reinsurance receivables from reinsurance ceded are also included in other assets.

Policy liabilities and accruals

Future contract and policy benefits are liabilities for traditional life, disability, stop loss and annuity products.  Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.  The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency.  The assumptions used are based upon SLNY's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products, such as deferred annuities and guaranteed investment contracts.  The liabilities consist of net deposits and interest credited less administrative charges.  The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims.  These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are made.

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered revenue when due.  Premiums related to group disability insurance and stop loss are recognized as revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy, and surrender charges.  Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue and Expenses (continued)

Other than DAC, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies and stop loss, are recognized when incurred in a manner designed to match them with related premium revenue and spread income to be recognized over the expected policy lives.  For investment-type contracts, benefits include death benefits in excess of account values, which are recognized as incurred.

Operating Expenses

Operating expenses primarily represent allocated compensation and general and administrative expenses. Management believes intercompany expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if SLNY operated on a stand-alone basis.

Income Taxes

SLNY will file a stand-alone federal income tax return for 2003.  Taxes are computed under SFAS No. 109, "Accounting for Income Taxes."  Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109.  These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

SLNY has established separate accounts applicable to various classes of contracts providing for variable benefits and they are generally not subject to liabilities that arise from any other business of SLNY.  Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities.  Contracts for which funds are invested in separate accounts include individual qualified and non-qualified variable annuity contracts.  Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements.  Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder.

Reclassification

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2003 presentation.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

New Accounting Pronouncements

In May 2003, the Financial Accounting Standards Board ("FASB") issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 requires certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity to be classified as liabilities.  SFAS No. 150 was effective July 1, 2003 for SLNY.  The adoption of SFAS No. 150 did not have a material effect on SLNY's financial position or results of operations.

On March 14, 2003, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements Other Than Those Specifically Described in FASB Statement No. 97."  This proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97.  This proposed SOP is effective for fiscal years beginning after December 15, 2004.  SLNY is in the process of evaluating the provisions of this proposed SOP and its impact on SLNY's financial position and results of operations.

In March 2003, the Accounting Standards Executive Committee ("AcSEC") approved SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Separate Accounts."  This SOP provides guidance on accounting and reporting by insurance companies for certain non-traditional, long-duration contracts and for separate accounts.  This SOP is effective for fiscal years beginning after December 15, 2003.  SLNY is in the process of evaluating the provisions of this SOP and its impact on SLNY's financial position and results of operations.

In January 2003, the FASB issued FASB Interpretation No. 46,  "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version.  FIN 46R replaces the previously issued FIN 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other variable interest entities ("VIEs").  Early adoption is permitted.  SLNY adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003.  The adoption of FIN No. 46 and FIN 46R did not have a material effect on SLNY's financial position or results of operations.

Effective December 31, 2003, SLNY adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". As such, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities" that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that SLNY considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

2. GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of KBL (through the acquisition of Keyport) on October 31, 2001 by SLF, a Canadian holding company and parent of SLOC.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed by SLNY as of November 1, 2001 (in thousands):

Assets:

Fixed-maturity securities

$ 809,972

Accrued investment income

12,438

Receivable for investments sold

2,041

Goodwill

35,314

Deferred taxes

13,931

Cash and cash equivalents

52,741

Other assets acquired

998

Separate account assets

218,677

Total assets acquired

1,146,112

Liabilities:

Policy liabilities

826,124

Other liabilities

1,748

Separate accounts

218,677

Total liabilities assumed

1,046,549

Net assets acquired

$ 99,563

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

2. GOODWILL (continued)

In 2002, SLNY completed its valuation of certain assets acquired and liabilities assumed.  The revisions increased goodwill by $2.5 million, increased deferred tax asset by $1.9 million, decreased other liabilities by $47,000 and decreased investments by $4.5 million.

Goodwill is accounted for in accordance with SFAS No. 142, "Goodwill and Other Intangible Assets".  Effective January 1, 2002, goodwill is no longer amortized and is tested for impairment on an annual basis.  SLNY completed the required impairment tests of goodwill and indefinite-lived intangible assets prior to reporting for the second quarter of 2003 and concluded that these assets are not impaired.  SLNY used the actuarial appraisal method, with assumptions and discount rates reflective of current market conditions and determined that the fair value of SLNY was at least equal to the carrying value. SLNY also compared the results of that valuation to a range of values based on historical multiples, and found them to be consistent with the results of the actuarial appraisal method. Goodwill is allocated to the Wealth Management Segment.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

SLNY has agreements with Sun Life U.S. and certain affiliates, under which SLNY receives, as requested, certain investment and administrative services on a cost reimbursement basis.  Expenses under these agreements amounted to approximately $5.2 million, $4.4 million and $3.8 million for the years ended December 31, 2003, 2002 and 2001, respectively.  Management believes intercompany expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if SLNY operated on a stand-alone basis.

In 2002, SLNY received $14.9 million of additional capital contributions from Sun Life U.S. and $30.1 million of additional capital contributions from Keyport.

In 2001, KBL received $66.0 million of additional capital contributions from Keyport.

SLNY had $4.0 million and $30.6 million due to related parties at December 31, 2003 and 2002, respectively, and $4.4 million and $0.6 million due from related parties at December 31, 2003 and 2002, respectively.

During 2003, SLNY paid $0.1 million in commission fees to MFS/Sun Life Financial Distributors, Inc.

During 2003 and 2002, the Company paid $3.1 million and $1.2 million, respectively, in commission fees to Independent Financial Marketing Group, Inc.

As more fully described in Note 8, SLNY has been involved in several reinsurance transactions with SLOC.

As more fully described in Note 9, SLNY participates in a pension plan and other post-retirement benefits sponsored by Sun Life U.S.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of SLNY's fixed maturities were as follows (in 000's):

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

(Losses)

Value

Available-for-sale fixed maturities:

Non-Corporate Securities

Asset backed and mortgage backed securities

$ 313,303

$ 5,751

$ (5,152)

$ 313,902

Foreign government & agency securities

7,859

393

(2)

8,251

States & political subdivisions

-

-

-

-

U.S. treasury & agency securities

92,543

1,006

(2)

93,548

Total Non-Corporate Securities

413,705

7,150

(5,156)

415,701

Corporate Securities

Basic industry

38,944

1,827

(5)

40,766

Capital goods

68,563

4,540

(119)

72,984

Communications

133,742

4,807

(990)

137,560

Consumer cyclical

166,590

8,824

(50)

175,365

Consumer noncyclical

50,813

1,740

(36)

52,517

Energy

64,584

3,746

(161)

68,170

Finance

405,646

13,246

(1,028)

417,863

Technology

19,426

644

-

20,070

Transportation

50,293

1,380

(1,925)

49,748

Utilities

265,091

11,386

(1,771)

274,707

Other

69,726

1,581

(402)

70,900

Total Corporate Securities

1,333,418

53,721

(6,487)

1,380,650

Total available-for-sale fixed maturities

$ 1,747,123

$ 60,871

$ (11,643)

$ 1,796,351

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (continued)

December 31, 2002

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

(Losses)

Value

Available-for-sale fixed maturities:

Non-Corporate Securities

Asset backed and mortgage backed securities

$ 320,944

$ 8,353

$ (2,822)

$ 326,475

Foreign government & agency securities

6,475

434

-

6,909

States & political subdivisions

-

-

-

-

U.S. treasury & agency securities

66,623

1,220

-

67,843

Total Non-Corporate Securities

394,042

10,007

(2,822)

401,227

Corporate Securities

Basic industry

34,613

1,737

(6)

36,344

Capital goods

37,601

2,533

(1)

40,133

Communications

88,324

3,703

(472)

91,555

Consumer cyclical

122,135

6,021

(91)

128,065

Consumer noncyclical

42,335

1,653

(683)

43,305

Energy

65,877

3,553

(346)

69,084

Finance

406,505

17,055

(2,414)

421,146

Technology

8,457

423

(175)

8,705

Transportation

53,816

2,947

(1,593)

55,170

Utilities

220,202

7,397

(7,412)

220,187

Other

22,950

1,300

(15)

24,235

Total Corporate Securities

1,102,815

48,322

(13,208)

1,137,929

Total available-for-sale fixed maturities

$ 1,496,857

$ 58,329

$ (16,030)

$ 1,539,156

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (Continued)

The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or SLNY may have the right to put or sell the obligations back to the issuers.

December 31, 2003

December 31, 2002

Amortized Cost

Fair Value

Amortized Cost

Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 92,562

$ 93,375

$ 97,069

$ 97,959

Due after one year through five years

738,877

762,346

623,403

643,846

Due after five years through ten years

405,732

426,295

356,199

369,097

Due after ten years

196,649

200,433

99,242

101,779

Subtotal

1,433,820

1,482,449

1,175,913

1,212,681

Asset-backed securities

313,303

313,902

320,944

326,475

Total

$ 1,747,123

$ 1,796,351

$ 1,496,857

$ 1,539,156

Gross gains of $14.0 million, $5.9 million and $3.3 million, and gross losses of $2.6 million, $8.5 million and $2.9 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2003, 2002 and 2001, respectively.

Fixed maturities with an amortized cost of approximately $0.4 million and $1.0 million at December 31, 2003 and 2002, respectively, were on deposit with governmental authorities as required by law.

As of December 31, 2003, 96.2% of SLNY's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2003, 2002 and 2001, SLNY incurred realized losses totaling $0.8 million, $4.6 million and $0.6 million, respectively, for other-than-temporary impairment of certain fixed maturities after determining that not all of the unrealized losses were temporary in nature.  During 2003, $0.3 million of the prior years' losses were recovered through disposition and are included in realized gains.  During 2002, $0.2 million of the 2001 losses were recovered through disposition and were included in realized gains. During 2001, $0.6 million of the 2000 losses were recovered through disposition and were included in realized gains.

SLNY has discontinued the accrual of income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $198,000, $98,000 and $75,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (Continued)

The gross unrealized losses and fair value of investments, which have been deemed to be temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2003 is as follows:

Less than 12 months

12 months or more

Total

#

Fair Value

Unrealized Losses

#

Fair Value

 Unrealized
Losses

#

Fair Value

Unrealized Losses

Non-Corporate Securities

     Asset backed and mortgage       backed securities

20

$35,744

$(1,637)

7

$ 8,817

$ (3,515)

27

$ 44,561

$ (5,152)

     Foreign government & agency securities

1

181

(1)

-

-

-

1

181

(1)

     U.S. treasury & agency securities

1

21,240

(2)

-

-

-

1

21,240

(2)

Total Non-Corporate Securities

22

57,165

(1,640)

7

8,817

(3,515)

29

65,982

(5,155)

Corporate Securities

Basic industry

2

211

(5)

-

-

-

2

211

(5)

Capital goods

3

6,469

(119)

-

-

-

3

6,469

(119)

Communications

13

32,287

(990)

-

-

-

13

32,287

(990)

Consumer cyclical

4

11,655

(50)

-

-

-

4

11,655

(50)

Consumer noncyclical

6

4,541

(36)

-

-

-

6

4,541

(36)

Energy

3

5,755

(161)

-

-

-

3

5,755

(161)

Finance

20

38,648

(751)

6

20,658

(278)

26

59,306

(1,029)

Transportation

16

14,608

(805)

3

5,330

(1,119)

19

19,938

(1,924)

Utilities

17

56,334

(1,399)

3

5,775

(372)

20

62,109

(1,771)

Other

5

27,202

(395)

1

246

(8)

6

27,448

(403)

Total Corporate Securities

89

197,710

(4,711)

13

32,009

(1,777)

102

229,719

(6,488)

Total fixed maturities available-for-sale

111

$254,875

$ (6,351)

20

$ 40,826

$ (5,292)

131

$ 295,701

$ (11,643)

SLNY has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with a market value that has been below 80% of amortized cost for more than six months are reviewed. An analysis is undertaken to determine whether this decline in market value is other-than-temporary. SLNY's process focuses on issuer operating performance as well as overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on issuer financial ratios, including leverage and coverage measures specific to an industry and relative to any investment covenants. Additionally, SLNY's analysis assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been trading below 80% of amortized cost, rating agency actions, and any other key developments. SLNY has a Credit Committee that includes members from its Investment, Finance and Actuarial functions.  The Credit Committee meets and reviews the results of SLNY's impairment analysis on a quarterly basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (Continued)

Mortgage loans

SLNY invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

SLNY monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management's judgment, the mortgage loan's value has been impaired, appropriate losses are recorded.   SLNY had no restructured or impaired mortgage loans at December 31, 2003 and 2002, respectively.

Mortgage loans comprised the following property types and geographic regions (in 000's):

December 31,

Property Type:

2003

2002

Office building

$ 45,630

$ 22,828

Residential

1,591

-

Retail

37,022

11,967

Industrial/warehouse

15,950

11,258

Other

7,884

4,949

Valuation allowance

(81)

(81)

Total

$ 107,996

$ 50,921

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (Continued)

December 31,

Geographic region:

2003

2002

Arizona

$ 6,727

$ 2,434

California

5,150

5,571

Colorado

6,174

-

Delaware

8,814

8,944

Florida

15,915

3,744

Georgia

790

-

Indiana

6,221

1,834

Maryland

7,830

3,096

Michigan

471

511

Minnesota

2,838

2,911

Missouri

1,294

-

New Jersey

2,800

-

New York

6,657

7,561

Ohio

7,291

1,159

Pennsylvania

16,136

8,830

Texas

4,775

641

Utah

1,869

1,980

Virginia

4,200

1,160

Other

2,125

626

Valuation allowance

(81)

(81)

Total

$ 107,996

$ 50,921

At December 31, 2003, scheduled mortgage loan maturities were as follows (in 000's):

2004

$ 3,468

2005

806

2006

-

2007

18,398

2008

5,174

Thereafter

80,150

Total

$ 107,996

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (Continued)

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

SLNY has made commitments of mortgage loans on real estate and other loans into the future.  The outstanding commitments for these mortgages amounted to $18.6 million and $0.7 million at December 31, 2003 and 2002, respectively.

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31 (in 000's):

2003

2002

2001 - Restated

Fixed maturities

$ 11,421

$ (2,641)

$ 983

Mortgage loans

-

-

(81)

Short-term investments

1

3

9

Write-down of fixed maturities

(775)

(4,627)

(550)

Total

$ 10,647

$ (7,265)

$ 361

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31 (in 000's):

2003

2002

2001 - Restated

Fixed maturities

$ 82,165

$ 72,786

$             19,024

Mortgage loans

4,693

2,640

2,374

Policy loans

20

24

33

Other

18

115

41

Gross investment income

86,896

75,565

21,472

Less: Investment expenses

1,594

718

196

Net investment income

$ 85,302

$ 74,847

$ 21,276

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of SLNY's financial instruments at December 31  (in 000's):

2003

2002

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 60,310

$ 60,310

$ 157,563

$ 157,563

Fixed maturities

1,796,351

1,796,351

1,539,156

1,539,156

Mortgages

107,996

113,644

50,921

56,717

Policy loans

274

274

270

270

Short-term investments

-

-

6,390

6,390

Separate account assets

580,203

580,203

514,749

514,749

Financial liabilities:

Contractholder deposit funds

$ 1,720,732

$ 1,623,047

$ 1,431,353

$ 1,374,908

Separate account liabilities

$ 580,203

$ 580,203

$ 514,749

$ 514,749

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest. The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of SLNY's contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

8. REINSURANCE

SLNY has an agreement with SLOC whereby SLOC reinsures the mortality risks of SLNY's group life insurance contracts.

Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.  The agreement provides that SLOC will reinsure the mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY. The reinsurance block was closed for new business effective December 31, 2003.

SLNY has an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY's group long-term disability contracts. The block is closed for new business.

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $4,000 per claim per month for long-term disability contracts ceded by SLNY.

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for medical stop loss contracts ceded by SLNY.

SLNY has an agreement with an unrelated company whereby the unrelated company reimburses SLNY for benefits, expenses and interest credits for Focus V and Galaxy V fixed annuities issued in 2000 if the asset pools backing the liability are insufficient.

The effects of reinsurance were as follows (in 000's):

For the Years Ended December 31,

2003

2002

2001

Insurance premiums:

Direct

$ 33,418

$ 25,900

$ 22,158

Ceded - Affiliated

3,468

4,133

1,842

Ceded - Non-affiliated

1,493

1,482

1,129

Net Premiums

$ 28,457

$ 20,285

$ 19,187

Insurance and other individual policy benefits, and claims:

Direct

$ 31,276

$ 19,644

$ 19,525

Ceded - Affiliated

3,775

2,858

4,565

Ceded - Non-affiliated

850

358

397

Net policy benefits and claims

$ 26,651

$ 16,428

$ 14,563

SLNY is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim.  Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, SLNY periodically evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS

Pension Plan

SLNY participates in a non-contributory defined benefit pension plan that is sponsored by Sun Life U.S., which is directly liable for the related obligations.  Benefits under all plans are based on years of service and employees' average compensation. SLNY is allocated a portion of the pension plan expenses.  The allocated expenses were $41,000, $14,000 and $13,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

SLNY participates in a 401(K) plan sponsored by Sun Life U.S. for which substantially all employees of at least age 21 are eligible at date of hire.  Under the plan, employer contributions are matched up to a specified amount of the employee's contributions to the plan.  The SLNY portion of this employer contribution was $23,000, $15,700 and $6,200 for the years ended December 31, 2003, 2002 and 2001, respectively.

Other Post-Retirement Benefit Plans

SLNY participates in a plan sponsored by Sun Life U.S. that provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.  SLNY is allocated a portion of these post-retirement benefit plans expenses.  The allocated expenses were $4,000, $11,000 and $10,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

10. FEDERAL INCOME TAXES

SLNY will file a stand-alone federal tax return for the year ended December 31, 2003.  In 2007 and periods thereafter, SLNY will file a consolidated tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.  For periods prior to 2003, SLNY filed federal income tax as part of the consolidated tax return. However, federal income taxes were calculated as if SLNY was filing a separate federal income tax return.  A summary of the components of federal income tax expense in the statements of income for the years ended December 31, was as follows (in 000's):

2003

2002

2001 - Restated

Federal income tax expense (benefit):

Current

$    (1,996)

$           274

$ 535

Deferred

1,606

 (1,984)

2,011

Total

$ (390)

$ (1,710)

$ 2,546

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES (continued)

Federal income taxes attributable to the operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. SLNY's effective rate differed from the federal income tax rate as follows (in 000's):

2003

2002

2001 - Restated

Expected federal income tax (benefit) expense

$ (108)

$ (1,695)

$ 2,487

Other

(282)

(15)

59

Federal income tax (benefit) expense

$ (390)

$ (1,710)

$ 2,546

The net deferred income tax liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of SLNY's deferred tax assets and liabilities as of December 31 were as follows (in 000's):

2003

2002

Deferred tax assets:

Actuarial liabilities

$ 21,583

$ 13,479

Net operating loss

4,856

6,532

Other

-

492

Total deferred tax assets

26,439

20,503

Deferred tax liabilities:

Investments, net

(17,033)

(13,131)

Deferred policy acquisition costs

(6,974)

(6,365)

Other

(2,736)

-

Total deferred tax liabilities

(26,743)

(19,496)

Net deferred tax (liabilities) assets

$ (304)

$ 1,007

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES (Continued)

SLNY made no tax payments in 2003.  For prior periods, payments were made under certain tax sharing agreements that required each company to calculate its liability as if it filed a separate return.  Sun NY Predecessor had cash payments to Sun Life U.S. for federal income taxes of approximately $2.7 million for the year ended December 31, 2002 and had cash received of approximately $2.0 million for the year ended December 31, 2003.  Similarly, KBL paid approximately $0.6 million to Keyport for federal income taxes for the year ended December 31, 2002 and received approximately $1.0 million from Keyport for the year ended December 31, 2003.  At December 31, 2003, SLNY had $13.9 million of net operating loss carryforwards which will expire, if unused, in 2017.

SLNY's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the financial statements in anticipation of the results of these audits.  Sun NY Predecessor and KBL are currently under audit by the IRS for the years 1998 through 2000 and 1999 through October 31, 2001, respectively.  In SLNY's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on SLNY's financial statements.  However, the amounts of these tax liabilities could be revised in the future if estimates of SLNY's ultimate liability are revised.

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the stop loss, group life and group disability products is summarized below (in 000's):

2003

2002

Balance at January 1

$ 24,294

$ 23,615

Less reinsurance recoverable

(6,621)

(6,078)

Net balance at January 1

17,673

17,537

Incurred related to:

Current year

15,538

12,062

Prior years

(160)

(1,946)

Total incurred

15,378

10,116

Paid losses related to:

Current year

(5,867)

(6,660)

Prior years

(4,257)

(3,320)

Total paid

(10,124)

(9,980)

Balance at December 31

32,410

24,294

Less reinsurance recoverable

(9,483)

(6,621)

Net balance at December 31

$ 22,927

$ 17,673

SLNY regularly updates its estimates of liabilities for unpaid claims and claims adjustments expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability line of business.  Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

12. DEFERRED POLICY ACQUISITION COSTS

The changes in DAC for the years ended December 31, were as follow (in 000's):

2003

2002

Balance at January 1

$ 46,567

$ 23,248

Acquisition costs deferred

28,231

31,994

Amortized to expense during year

(17,501)

(8,157)

Adjustment for unrealized investment gains

during year

(7,801)

(518)

Balance at December 31

$ 49,496

$ 46,567

13. SEGMENT INFORMATION

SLNY conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities.  Each segment was defined consistent with the way results are evaluated by the chief operating decision-maker.  As a result of the merger at December 31, 2002, KBL's results are included with the Wealth Management Segment. Net investment income is allocated based on segmented assets by line of business.  SLNY does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management Segment markets and administers individual and group fixed and variable annuity products.

Group Protection

The Group Protection Segment markets and administers group life insurance, stop loss insurance, long-term disability and short-term disability products.  These products are sold to employers that provide group benefits for their employees.

Individual Protection

The individual insurance products offered by the Individual Protection Segment are conversions from the group life products. On October 21, 2003, SLNY announced that it received approval to sell Variable Universal Life ("VUL") insurance products to customers in New York State.

Corporate

The Corporate segment includes the unallocated capital of SLNY and items not otherwise attributable to the other segments.  Management evaluates the results of the operating segments on an after-tax basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

13. SEGMENT INFORMATION  (Continued)

The following amounts pertained to the various business segments (in 000's):

Year ended December 31, 2003

Wealth

Group

Individual

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 108,427

$ 26,609

$ 873

$ 2,485

$ 138,394

Total Expenditures

112,438

25,712

713

(161)

138,702

Pretax Income (Loss)

(4,011)

897

160

2,646

(308)

Net Income (Loss)

(2,484)

608

113

1,845

82

Total Assets

$ 2,619,362

$ 46,535

$ 1,460

$ 35,417

$ 2,702,774

Year ended December 31, 2002

Total Revenues

$ 77,917

$ 20,181

$ 422

$ 1,033

$ 99,553

Total Expenditures

89,093

15,630

350

(679)

104,394

Pretax Income (Loss)

(11,176)

4,551

72

1,712

(4,841)

Net Income (Loss)

(7,493)

3,195

51

1,116

(3,131)

Total Assets

$ 2,340,358

$ 34,946

$ 1,282

$ 16,188

$ 2,392,774

Year ended December 31, 2001 - Restated

Total Revenues

$ 27,466

$ 19,407

$ 229

$ 1,864

$ 48,966

Total Expenditures

24,876

15,930

898

155

41,859

Pretax Income (Loss)

2,590

3,477

(669)

1,709

7,107

Net Income (Loss)

1,919

2,641

(489)

490

4,561

Total Assets

$ 1,851,291

$ 37,728

$ 1,267

$ 12,337

$ 1,902,623

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

14. REGULATORY FINANCIAL INFORMATION

SLNY is required to file quarterly and annual statements with the Insurance Department of the State of New York prepared on a statutory accounting basis prescribed or permitted by the State of New York.  Statutory net income and capital stock and surplus differ from net income and stockholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

SLNY's statutory surplus and net income (loss) were as follows (in 000's):

Unaudited for the Years ended December 31,

2003

2002

2001 - Restated

Statutory surplus and capital

$ 186,480

$162,669

$133,305

Statutory net income (loss)

16,477

(16,547)

(13,073)

15. DIVIDEND RESTRICTIONS

SLNY's ability to pay dividends are subject to certain statutory restrictions.  The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers.  New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2003, 2002 or 2001.

16. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31, were as follows (in 000's):

2003

2002

Unrealized gains (losses) on available-for-sale and securities

$ 49,228

$ 42,299

DAC unrealized amortization

(11,139)

(3,339)

Tax effect

(13,343)

(13,644)

Accumulated other comprehensive income

$ 24,746

$ 25,316

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2003, 2002 and 2001

17. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies.  Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

SLNY's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, SLNY received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in SLNY's separate accounts.  SLNY responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified SLNY that it intended to commence an examination of SLNY and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  SLNY is cooperating in the examination.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of SLNY's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors.

Litigation

SLNY is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition or results of operations or cash flow of SLNY.

Indemnities

In the normal course of business, SLNY has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  SLNY has also agreed to indemnify its directors and certain of its officers and employees in accordance with SLNY's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate SLNY's potential liability.

Lease Commitments

SLNY leases various facilities and equipment under non-cancelable operating leases with terms of up to 10 years.  As of December 31, 2003, minimum future lease payments under such leases are as follows (in 000's):

2004

$ 216

Total

$ 216

Total rental expense for the years ended December 31, 2003, 2002 and 2001 was $1.1 million, $1.1 million and $0.5 million, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying balance sheet of Sun Life Insurance and Annuity Company of New York as of December 31, 2003 and 2002, and the related statements of income, comprehensive income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, on December 31, 2002, Sun Life Insurance and Annuity Company of New York merged with Keyport Benefit Life Insurance Company.  The Companies became affiliates on November 1, 2001 as a result of the acquisition of Keyport Benefit Life Insurance Company's parent by Sun Life Insurance and Annuity Company of New York's ultimate parent.  The merger of Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company was accounted for at historical cost as required by Statement of Financial Accounting Standards No. 141 "Business Combinations" for transfers of assets among affiliates.  The balance sheet of Sun Life Insurance and Annuity Company of New York as of December 31, 2001 and the related statements of income, stockholders' equity, comprehensive income and cash flows for the year then ended have been restated to give effect to the merger as of November 1, 2001.

The balance sheet of Sun Life Insurance and Annuity Company of New York as of December 31, 2001 presents the combination of the financial statements of Sun Life Insurance and Annuity Company of New York (predecessor basis) and Keyport Benefit Life Insurance Company.  Such individual financial statements were audited before the applicable effects of the changes described in the preceding paragraph.  Our report on the predecessor balance sheet of Sun Life Insurance and Annuity Company of New York expressed an unqualified opinion as to the conformity with accounting principles generally accepted in the United States of America.  The balance sheet of Keyport Benefit Life Insurance Company as of December 31, 2001 was audited by other auditors and their report on the financial statements expressed an adverse opinion as to the conformity with accounting principles generally accepted in the United States of America and an unqualified opinion as to the conformity with statutory accounting principles.  We have audited the adjustments that were applied to restate the 2001 balance sheet of Keyport Benefit Life Insurance Company to reflect the effects of the changes for the adoption of accounting principles generally accepted in the United States of America and the adjustments to give effect to the merger as described in Note 1.  In our opinion, such adjustments are appropriate and have been properly applied.

Deloitte & Touche LLP

Boston, Massachusetts

March 29, 2004


PART C

ITEM 26.  EXHIBITS

A. Resolution of the Board of Directors of Sun Life Insurance and Annuity Company of New York, dated April 24, 2003, authorizing the establishment of Sun Life (N.Y.) Variable Account D (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

B. None.

C. Form of Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

D. (1)  Form of Flexible Premium Combination Fixed and Variable Life Insurance Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105438, filed with the Securities and Exchange Commission on May 21, 2003.)

(2)  Form of Waiver of Monthly Deductions Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(3)  Form of Accidental Death Benefit Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(4)  Form of Payment of Stipulated Premium Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(5)  Form of Accelerated Death Benefit Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(6)  Form of Aviation Exclusion Endorsement (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

E. (1) Form of Application for Flexible Premium Combination Fixed and Variable Life Insurance Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

 (2) Form of Aviation Questionnaire Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

 (3) Form of Certificate of Insurability Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

 (4) Form of Personal Finance Questionnaire Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

F. Declaration of Intent and Charter and By-Laws of Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-05037, filed with the Securities and Exchange Commission on March 29, 2000.)

G. Form of Reinsurance Contract.  (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H.           (1)(a)  Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(b)  Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(c)  Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(d)  Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(1)(e)  Amendment No. 8 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(2)(a)  Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(b)  Amendment No. 1 to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(c)  Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(a)  Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(b)  Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(c)  Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(d)  Amendment No. 4 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(4)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(4)(b)  Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(5)      Participation Agreement, dated as of May 1, 2000, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)(a)  Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(6)(b)  Amendment No. 5 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(6)(c)  Amendment No. 7 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(7)(a)  Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(b)  Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(c)  Amendment No. 4 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(8)(a)  Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(8)(b)  Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(9)      Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

(10) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

I. Form of Administrative Services Agreement  by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

J. (1) Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-100457, filed with the Securities and Exchange Commission on April 23, 2004.)

 (2) Resolution of the Board of Directors of the Depositor dated July 24, 2003, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-100457, filed with the Securities and Exchange Commission on April 23, 2004.)

K. Legal Opinion.

L. None.

M. None.

N. Independent Auditor's Consent.

O. None.

P. None.

Q. None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and

Principal Positions and Officers

Business Address

With Depositor

C. James Prieur

Chairman and Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

Donald A. Stewart

Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

Robert C. Salipante

President and Director

One Sun Life Executive Park

Wellesley Hills, MA 02481

David D. Horn

Director

257 Lake Street

P.O. Box 24

New Vineyard, ME 04956

James A. McNulty, III

Director

12 Wild Holly Lane

Medfield, MA 02052

S. Caesar Raboy

Director

220 Boylston Street

Boston, MA 02110

William W. Stinson

Director

1001 13th Avenue S.W.

Calgary, Alberta

Canada T2R 0L5

Donald B. Henderson, Jr.

Director

125 West 55th Street

New York, NY 10019

Peter R. O'Flinn

Director

125 West 55th Street

New York, NY 10019

James C. Baillie

Director

Torys Suite 300, Maritime Life Tower

Toronto, Ontario

Canada MSK 1N2

Fioravante G. Perrota

Director

4231 Crayton Road

Naples, FL 34103

Barbara Z. Shattuck

Director

Shattuck Hammond Partners LLC

630 Fifth Avenue, Suite 2950

New York, NY 10019

David K. Stevenson

Director

359 Grove Street

Needham, MA 02492

Leila Heckman

Director

Heckman Global Advisors

230 Park Avenue, Suite 865

New York, NY 10169

James M.A. Anderson

Vice President, Investments

One Sun Life Executive Park

Wellesley Hills, MA 02481

Nancy L. Conlin

Vice President and Chief Counsel

One Sun Life Executive Park

Wellesley Hills, MA 02481

Gary Corsi

Vice President and Chief Financial Officer and Treasurer

One Sun Life Executive Park

Wellesley Hills, MA 02481

Claude A. Accum

Vice President and Chief Actuary

One Sun Life Executive Park

Wellesley Hills, MA 02481

Michael E. Shunney

Vice President, Group Insurance

One Sun Life Executive Park

Wellesley Hills, MA 02481

Ellen B. King

Assistant Vice President and Senior Counsel and

One Sun Life Executive Park

Secretary

Wellesley Hills, MA 02481

Mark W. DeTora

Vice President, Individual

One Sun Life Executive Park

Wellesley Hills, MA 02481

Janet V. Whitehouse

Vice President, Human Resources and

One Sun Life Executive Park

Public Relations

Wellesley Hills, MA 02481

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 13 to the Registration Statement on Form N-4 of Keyport Variable Account A, File Nos. 333-114126, 811-07543, filed April 1, 2004.

None of the companies listed in such Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

ITEM 29.  INDEMNIFICATION

Article 5, Section 5.6 of the by-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A(6)(b) to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-8B-2 (File No. 811-4440), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal

Positions and Officers

Business Address*

with Underwriter

Jane P. Wolak

President

Jane F. Jette

Financial/Operations Principal and Treasurer

James M.A. Anderson

Director

Gary Corsi

Director

Ellen B. King

Clerk

Norton A. Goss, II

Director, Vice President & Chief Compliance Officer

Michael L. Gentile

Vice President

John E. Coleman

Vice President

Nancy C. Atherton

Assistant Vice President and Tax Officer

Imants Saksons

Vice President

------------------------------

* The principal business address of all directors and officers of the principal underwriter, except for Ms. Wolak, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  The principal business address for Ms. Wolak is 112 Worcester Street, Wellesley Hills, MA 02481.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 122 East 42nd Street, Suite 1900, New York, New York 10017, at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Sun Life Assurance Company of Canada (U.S.), at One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Insurance and Annuity Company of New York hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Insurance and Annuity Company of New York.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 23rd day of April, 2004.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(Registrant)

By:  SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Depositor)

By:  */s/ Robert C. Salipante

Robert C. Salipante, President

Attest:  */s/ Ellen B. King

Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.

 */s/ Robert C. Salipante
 Robert C. Salipante

 President and Director
(Principal Executive Officer)

 */s/ Gary Corsi
 Gary Corsi

 Vice President and Chief Financial Officer
(Principal Financial & Accounting Officer)

 */s/ Donald A. Stewart
 Donald A. Stewart

Director

 */s/ C. James Prieur
 C. James Prieur

Chairman and Director

 */s/ Donald B. Henderson, Jr.
 Donald B. Henderson, Jr.

Director

 */s/ David D. Horn
 David D. Horn

Director

 */s/ James A. McNulty, III
 James A. McNulty, III

Director

 */s/ S. Caesar Raboy
 S. Caesar Raboy

Director

 /s/ William W. Stinson
 William W. Stinson

Director

 By:  /s/ Edward M. Shea
Edward M. Shea, Attorney-In-Fact

April 23, 2004

*By Edward M. Shea pursuant to Powers of Attorney (Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-100457) filed on April 23, 2004.